Derivative Instruments - Schedule of Hedges to Payroll Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative, notional amount	$ 5,598
Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	37,431	$ 71,093
Foreign exchange option contracts | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	31,833	55,016
Foreign exchange forward contracts | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	5,598	16,077
Fair Value, Inputs, Level 2 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Fair Value, Net	(56)	1,512
Fair Value, Inputs, Level 2 | Foreign exchange option contracts | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Fair Value, Net	173	1,051
Fair Value, Inputs, Level 2 | Foreign exchange forward contracts | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Fair Value, Net	$ (229)	$ 461